Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands, except per share amounts)	2014	2013	2012
Loss from continuing operations	$(148)	$(14,185)	$(8,768)
Earnings (loss) from discontinued operations, net of income taxes	5,560	4,151	1,300
Net loss	5,412	(10,034)	(7,468)
Loss attributable to noncontrolling interest	(91)	—	—
Net loss attributable to Real Industry, Inc.	$5,503	$(10,034)	$(7,468)
Basic and diluted earnings (loss) per share:
Weighted average basic and diluted shares outstanding	13,403,083	12,839,761	12,572,843
Earnings (loss) per share
Continuing operations	$—	$(1.11)	$(0.69)
Discontinued operations	0.41	0.32	0.10
Basic and diluted earnings (loss) per share	$0.41	$(0.79)	$(0.59)

Average Market Price of Common Stock and the Incremental Shares that were Dilutive or Potentially Dilutive

The following table provides details on the average market price of Real Industry common stock and the incremental shares that would have been included in the diluted shares outstanding computation for the years ended December 31, 2013 and 2012

	Year Ended December 31,
	2014	2013	2012
Average market price of Real Industry common stock	$9.58	$8.57	$3.56
Potentially dilutive common stock equivalents:
Unvested restricted common stock	47,135	252,313	80,913
Common stock options	418,544	302,260	1,421
Warrants	533,356	301,443	—
Total potentially dilutive common stock equivalents	999,035	856,016	82,334